RELATED PARTY TRANSACTIONS	6 Months Ended
Jul. 04, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Norbord enters into various transactions with related parties which have been measured at exchange value and recognized in the interim financial statements. The following transactions have occurred between Norbord and its related parties during the normal course of business.
Brookfield
Norbord periodically engages the services of Brookfield and its affiliates for various financial, real estate and other business services. During the quarter and year-to-date, the fees for services rendered were less than $1 million (2019 – less than $1 million).
Other
Sales to Asian markets are handled by Interex Forest Products Ltd. (Interex), a cooperative sales company over which Norbord, as a 25% shareholder, has significant influence. During the quarter and year-to-date, net sales of $15 million (2019 – $17 million) and $28 million (2019 – $35 million), respectively, were made to Interex. At period-end, $2 million (December 31, 2019 – $4 million) due from Interex was included in accounts receivable. At period-end, the investment in Interex was less than $1 million (December 31, 2019 – less than $1 million) and is included in other assets.